Advances to Suppliers, Net (Tables)	12 Months Ended
Sep. 30, 2020
Advances To Suppliers Net
Schedule of Advances to Suppliers, Net

Advances to suppliers, net, consist of the following:

	September 30, 2020	September 30, 2019
Advances to suppliers for inventory raw materials	$3,504,486	$374,033
Less: allowance for doubtful accounts	(13,141)	(6,377)
Advances to suppliers, net	$3,491,145	$367,656